Revenue and operating expenses - Schedule of revenue and operating expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	$ 10,039,668	$ 7,260,408	$ 3,084,662
Kitchen and food preservation [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	3,274,245	2,532,420	1,229,148
Home solutions [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	2,312,675	1,456,666	529,551
Bedroom [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	1,603,930	826,965	275,722
Bathroom [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	1,214,524	842,724	441,093
Laundry & Cleaning [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	823,880	828,473	318,782
Tech & mobility [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	767,614	$ 773,160	$ 290,366
Internet, Telephone Services And Equipment [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	19,030
Interest Income [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	12,498
Clothes And Shoes [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	$ 11,272